Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of results of each reportable segment

	Prevention	Diagnostics	Unallocated	Total
	$	$	$	$
2022
Revenue	15,774,457	259,986,841	—	275,761,298
Gross profit	6,538,453	127,180,380	(2,163,947)	131,554,886
2021
Revenue	16,571,535	259,281,218	—	275,852,753
Gross profit	7,546,593	100,125,889	(1,541,271)	106,131,211
2020
Revenue	14,264,972	50,914,543	—	65,179,515
Gross profit	6,332,833	20,983,200	(971,214)	26,344,819

Schedule of revenue and non-current assets by regions
(i)	Revenue
Revenue by regions were as follows:

	2022	2021	2020
	$	$	$
Hong Kong	210,934,144	124,926,420	35,411,518
United Kingdom	64,827,154	150,926,333	29,767,997

Total revenue	275,761,298	275,852,753	65,179,515

(ii)	Non-current assets
Non-current
assets (excluding interests in associates and deferred tax assets) by regions were as follows:

	2022	2021	2020
	$	$	$
Hong Kong	67,151,416	10,993,322	3,419,570
United Kingdom	1,816,121	30,334,739	29,510,377
Rest of the world	321,456	207,026	45,460

Total non-current assets	69,288,993	41,535,087	32,975,407